Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s unaudited revenue ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s unaudited revenue [Line Items]
Revenue from contracts with customers	¥ 80,514		¥ 95,448
Cost of sales	(51,418)		(42,550)
Gross profit	29,096	$ 4,343	52,898
Subscriptions And Licensing [Member]
Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s unaudited revenue [Line Items]
Revenue from contracts with customers	38,394		44,147
Cost of sales	(11,120)		(7,720)
Gross profit	27,274		36,427
Smart Music Learning Business [Member]
Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s unaudited revenue [Line Items]
Revenue from contracts with customers	16,411		27,465
Cost of sales	(18,146)		(12,697)
Gross profit	(1,735)		14,768
Music events and performances business [Member]
Revenue from Contracts with Customers (Details) - Schedule of disaggregation of the group’s unaudited revenue [Line Items]
Revenue from contracts with customers	25,709		23,836
Cost of sales	(22,152)		(22,133)
Gross profit	¥ 3,557		¥ 1,703